Fair Value Measurements - Change in the fair value of the derivative warrant liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Change in the fair value of the derivative warrant liabilities
Beginning balance at January 1	$ 95,342,000
Change in fair value of warrants	66,397,000
Ending balance at December 31	161,486,000	$ 95,342,000
Star Peak Energy Transition Corp [Member] | Level 3
Change in the fair value of the derivative warrant liabilities
Beginning balance at January 1	121,091,978	11,822,148
Issuance of derivative			$ 11,822,148
Change in fair value of warrants	155,781,741	109,269,830
Ending balance at December 31	$ 276,873,719	$ 121,091,978	$ 11,822,148